Commitments and Contingencies (Details) - Schedule of future minimum payments under non-cancelable operating leases - Xos, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of future minimum payments under non-cancelable operating leases [Line Items]
2020	$ 268	$ 45
2021	1,124	98
2022	1,158
2023	1,192
2024	1,228
Thereafter	1,370
Total Future minimum lease payment	$ 6,340	$ 143